Shareholder Report, Holdings (Details) - C000161514	Jun. 30, 2026
FHLMC Multifamily Structured Pass Through Certificates9372421
Holdings [Line Items]
Percent of Total Investments	2.00%
FRETE9372731
Holdings [Line Items]
Percent of Total Investments	1.70%
FHLMC Multifamily Structured Pass Through Certificates9372308
Holdings [Line Items]
Percent of Total Investments	1.50%
BX Commercial Mortgage Trust9372642
Holdings [Line Items]
Percent of Total Investments	1.50%
FHLMC Multifamily Structured Pass Through Certificates9372448
Holdings [Line Items]
Percent of Total Investments	1.50%
FNMA9372297
Holdings [Line Items]
Percent of Total Investments	1.50%
FHLMC Multifamily Structured Pass Through Certificates9372412
Holdings [Line Items]
Percent of Total Investments	1.50%
FRTEB9372648
Holdings [Line Items]
Percent of Total Investments	1.50%
FNMA9372606
Holdings [Line Items]
Percent of Total Investments	1.50%
FHLMC Multifamily Structured Pass Through Certificates9372404
Holdings [Line Items]
Percent of Total Investments	1.50%
Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	90.00%